Other Long-term Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Liabilities	OTHER LONG-TERM LIABILITIESAt December 31, 2021, the Company had a long-term compensation liability of $35.8 million (December 31, 2020 - $17.3 million) related to share-based compensation. See Note 23 - "Share-based Compensation" for additional information.